Trade Receivables and Other Current Assets - Disclosure of Other Current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Other Current Assets [abstract]
VAT receivables	$ 3,205	$ 3,044
Prepaid expenses and other prepayments	11,703	11,829
Tax and social receivables	277	150
Deferred expenses and other current assets	6,601	594
Total other current assets	$ 21,786	$ 15,617